Divestitures - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Sep. 30, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees					$ 1,438
Divestiture transaction consideration recorded as other receivable				$ 3		$ 34
East Gate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution received from investees		$ 1,438
Investments fund expiration date				2017-08
Divestiture transaction consideration recorded as other receivable					$ 1,100
East Gate | Korean Investor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement	17.65%
Perfect Pairs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement			100.00%
Proceeds from disposal of subsidiary			$ 760